VANECK GREEN INFRASTRUCTURE ETF
SCHEDULE OF INVESTMENTS
June 30, 2024 (unaudited)
1
See Notes to Financial Statements
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
COMMON STOCKS: 99.3%
Automobiles & Components : 19.1%
BorgWarner, Inc. 2,205 $ 71,089
Lucid Group, Inc. * † 22,331 58,284
Rivian Automotive, Inc. * † 7,912 106,178
Tesla, Inc. * 527 104,282
339,833
Capital Goods : 16.7%
Ameresco, Inc. * 332 9,565
Array Technologies, Inc. * 1,469 15,072
Bloom Energy Corp. * † 2,197 26,891
ChargePoint Holdings, Inc. * † 4,116 6,215
Donaldson Co., Inc. 1,165 83,367
Energy Recovery, Inc. * 555 7,376
FuelCell Energy, Inc. * † 4,811 3,073
NIKOLA CORP * 438 3,584
Plug Power, Inc. * † 7,187 16,746
Quanta Services, Inc. 337 85,628
SES AI Corp. * † 3,031 3,789
Shoals Technologies Group,
Inc. * 1,649 10,290
SunPower Corp. * † 1,698 5,026
Sunrun, Inc. * 2,145 25,440
302,062
Commercial & Professional Services : 23.1%
Casella Waste Systems, Inc. * 553 54,869
Clean Harbors, Inc. * 421 95,209
Montrose Environmental
Group, Inc. * 330 14,705
Republic Services, Inc. 499 96,976
Stericycle, Inc. * 898 52,201
Waste Management, Inc. 465 99,203
413,163
Consumer Discretionary Distribution &
Retail : 0.1%
EVgo, Inc. * 1,028 2,519
Underline
Energy : 9.5%
Cheniere Energy, Inc. 589 102,974
Clean Energy Fuels Corp. * 2,161 5,770
Green Plains, Inc. * 625 9,913
New Fortress Energy, Inc. † 1,985 43,630
REX American Resources
Corp. * 169 7,705
169,992
Materials : 5.1%
Ecolab, Inc. 386 91,868
Underline
Number
of Shares Value
Semiconductors & Semiconductor
Equipment : 7.8%
Enphase Energy, Inc. * 694 $ 69,199
First Solar, Inc. * 310 69,893
139,092
Technology Hardware & Equipment : 2.4%
Itron, Inc. * 444 43,938
Underline
Utilities : 15.5%
Altus Power, Inc. * 1,547 6,064
Brookfield Renewable Corp. 1,739 49,353
Clearway Energy, Inc. 798 19,703
IDACORP, Inc. 491 45,737
Montauk Renewables, Inc. * 1,391 7,929
NextEra Energy Partners LP 905 25,014
Northwestern Energy Group,
Inc. 593 29,697
Ormat Technologies, Inc. 585 41,945
Southwest Gas Holdings, Inc. 694 48,844
Sunnova Energy International,
Inc. * † 1,200 6,696
280,982
Total Common Stocks
(Cost: $1,912,826) 1,783,449
MASTER LIMITED PARTNERSHIP: 0.7%
(Cost: $9,775)
Utilities : 0.7%
Suburban Propane Partners LP 620 11,774
Underline
Total Investments Before Collateral for
Securities Loaned: 100.0%
(Cost: $1,922,601) 1,795,223
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN: 8.5%
Money Market Fund: 8.5%
(Cost: $153,295)
State Street Navigator
Securities Lending
Government Money Market
Portfolio 153,295 153,295
Total Investments: 108.5%
(Cost: $2,075,896) 1,948,518
Liabilities in excess of other assets: (8.5)% (152,020)
NET ASSETS: 100.0% $ 1,796,498
† Security fully or partially on loan. Total market value of securities on loan is $227,348.
* Non-income producing